Schedule of Share-based Compensation and Assumptions as of October 3, 2012 (Details) (USD $)	3 Months Ended	12 Months Ended
	Feb. 28, 2013	Nov. 30, 2012
Stock Based Compensation Schedule Of Share-based Compensation And Assumptions As Of October 3, 2012 1		1.50%
Stock Based Compensation Schedule Of Share-based Compensation And Assumptions As Of October 3, 2012 2		0.00%
Stock Based Compensation Schedule Of Share-based Compensation And Assumptions As Of October 3, 2012 3		0.00%
Stock Based Compensation Schedule Of Share-based Compensation And Assumptions As Of October 3, 2012 4		199.60%
Stock Based Compensation Schedule Of Share-based Compensation And Assumptions As Of October 3, 2012 5		0.42
Stock Based Compensation Schedule Of Share-based Compensation And Assumptions As Of October 3, 2012 6		$ 77,096
Stock Based Compensation Schedule Of Share-based Compensation And Assumptions As Of October 3, 2012 1	1.50%
Stock Based Compensation Schedule Of Share-based Compensation And Assumptions As Of October 3, 2012 2	0.00%
Stock Based Compensation Schedule Of Share-based Compensation And Assumptions As Of October 3, 2012 3	0.00%
Stock Based Compensation Schedule Of Share-based Compensation And Assumptions As Of October 3, 2012 4	199.60%
Stock Based Compensation Schedule Of Share-based Compensation And Assumptions As Of October 3, 2012 5	0.42
Stock Based Compensation Schedule Of Share-based Compensation And Assumptions As Of October 3, 2012 6	$ 77,096